UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08850

ICAP Funds, Inc.

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

 (Address of principal executive offices)               (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 973-394-4437

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2010 is filed herewith.

MainStay ICAP Equity Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.3%†
	Consumer Discretionary 10.1%
	Johnson Controls, Inc.	519,200	$14,449,336
¤	Lowe’s Cos., Inc.	1,324,850	28,683,002
	McDonald’s Corp.	131,050	8,181,452
¤	Viacom, Inc. Class B (a)	854,841	24,910,067
			76,223,857
	Consumer Staples 7.5%
	Coca-Cola Co. (The)	263,950	14,319,287
	Molson Coors Brewing Co. Class B	255,050	10,712,100
¤	PepsiCo, Inc.	530,938	31,654,524
			56,685,911
	Energy 12.1%
	BP PLC, Sponsored ADR (b)	126,550	7,101,986
¤	Chevron Corp.	348,000	25,097,760
	Halliburton Co.	632,200	18,466,562
	Marathon Oil Corp.	603,850	18,000,769
	Occidental Petroleum Corp.	285,412	22,359,176
			91,026,253
	Financials 18.3%
	Aflac, Inc.	253,100	12,257,633
	Aon Corp.	398,850	15,515,265
	BB&T Corp.	630,750	17,579,002
	Capital One Financial Corp.	292,050	10,764,963
¤	JPMorgan Chase & Co.	620,066	24,145,370
¤	U.S. Bancorp	1,156,500	29,005,020
¤	Wells Fargo & Co.	992,100	28,205,403
			137,472,656
	Health Care 14.6%
	Covidien PLC	405,850	20,519,776
	DaVita, Inc. (a)	123,750	7,395,300
	Merck & Co., Inc.	616,880	23,552,478
¤	Pfizer, Inc.	1,649,550	30,780,603
¤	Sanofi-Aventis, Sponsored ADR (b)	753,150	27,723,452
			109,971,609
	Industrials 12.2%
	Caterpillar, Inc.	391,500	20,451,960
	CSX Corp.	476,550	20,424,933
	Cummins, Inc.	208,100	9,397,796
¤	Honeywell International, Inc.	676,668	26,146,451
	Masco Corp.	718,050	9,736,758
	Textron, Inc.	301,300	5,884,389
			92,042,287
	Information Technology 12.8%
	Accenture PLC Class A	348,900	14,301,411
	Corning, Inc.	719,500	13,008,560
	Hewlett-Packard Co.	469,409	22,095,082
	Intel Corp.	1,177,350	22,840,590
	Texas Instruments, Inc.	1,065,568	23,975,280
			96,220,923
	Materials 6.0%
	E.I. du Pont de Nemours & Co.	509,296	16,608,143
	Newmont Mining Corp.	442,700	18,974,122
	Owens-Illinois, Inc. (a)	348,550	9,487,531
			45,069,796
	Telecommunication Services 4.7%
	BCE, Inc.	563,050	14,498,537
	Vodafone Group PLC, Sponsored ADR (b)	954,000	20,472,840
			34,971,377
	Total Common Stocks (Cost $616,509,105)		739,684,669

		Principal Amount	Value
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $13,163,042 (Collateralized by a United States Treasury Bill with rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $13,430,000 and a Market Value of $13,428,657)	$13,163,031	13,163,031

	Total Short-Term Investment (Cost $13,163,031)		13,163,031

	Total Investments (Cost $629,672,136) (c)	100.1%	752,847,700

	Other Assets, Less Liabilities	(0.1)	(454,810)
	Net Assets	100.0%	$752,392,890

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2010, cost is $664,291,300 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$132,171,216
Gross unrealized depreciation	(43,614,816)
Net unrealized appreciation	$88,556,400

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$739,684,669	$—	$—	$739,684,669
Short-Term Investment
Repurchase Agreement	—	13,163,031	—	13,163,031
Total Investments in Securities	$739,684,669	$13,163,031	$—	$752,847,700

(a) For detailed industry descriptions, see the Portfolio of Investments.
At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.2%†
	Consumer Discretionary 13.3%
	British Sky Broadcasting Group PLC	60,400	$511,245
	Daimler A.G.	18,400	847,926
	InterContinental Hotels Group PLC	35,200	502,998
	Johnson Controls, Inc.	17,800	495,374
	Lowe's Cos., Inc.	35,250	763,163
¤	Toyota Motor Corp., Sponsored ADR (a)	13,650	1,051,050
	TUI Travel PLC	69,400	287,545
¤	Viacom, Inc. Class B (b)	32,000	932,480
			5,391,781
	Consumer Staples 3.7%
¤	PepsiCo, Inc.	16,450	980,749
	Pernod-Ricard S.A.	6,381	514,836
			1,495,585
	Energy 8.2%
¤	BP PLC, Sponsored ADR (a)	20,100	1,128,012
	Halliburton Co.	24,750	722,947
	Marathon Oil Corp.	27,500	819,775
	Occidental Petroleum Corp.	8,150	638,471
			3,309,205
	Financials 18.9%
	Aflac, Inc.	9,150	443,135
	Aon Corp.	10,800	420,120
	Banco Santander S.A.	35,475	499,823
	BB&T Corp.	25,850	720,440
	Capital One Financial Corp.	11,600	427,576
	Credit Suisse Group A.G., Sponsored ADR (a)	16,300	703,834
	Mitsubishi Estate Co., Ltd.	24,100	391,490
	Societe Generale	10,994	638,736
	Standard Chartered PLC	36,000	822,997
	Sumitomo Mitsui Financial Group, Inc.	12,650	408,760
¤	U.S. Bancorp	34,250	858,990
	UBS A.G. (b)	28,500	370,234
¤	Wells Fargo & Co.	33,450	950,983
			7,657,118
	Health Care 12.8%
	Bayer A.G.	9,050	616,519
	Covidien PLC	10,200	515,712
	Merck & Co., Inc.	19,829	757,071
¤	Pfizer, Inc.	68,150	1,271,679
	Roche Holding A.G., Sponsored ADR (a)	14,950	627,153
¤	Sanofi-Aventis	18,950	1,398,038
			5,186,172
	Industrials 20.3%
	ABB, Ltd. (b)	15,300	276,718
	Caterpillar, Inc.	12,100	632,104
	China Communications Construction Co., Ltd. Class H	317,500	293,797
	CSX Corp.	12,650	542,179
	Cummins, Inc.	6,850	309,346
	Honeywell International, Inc.	20,850	805,644
	Hutchison Whampoa, Ltd.	100,300	682,084
	JS Group Corp.	15,300	269,883
	KOMATSU, Ltd.	19,350	387,248
¤	Mitsubishi Corp.	41,000	985,689
	Siemens A.G.	9,000	806,464
	Sime Darby Berhad	182,400	455,008
	Textron, Inc.	14,700	287,091
	TNT N.V.	23,592	674,247
	Vallourec S.A.	4,598	793,167
			8,200,669
	Information Technology 10.0%
	Accenture PLC Class A	7,700	315,623
	Corning, Inc.	21,750	393,240
	Hewlett-Packard Co.	11,200	527,184
¤	HOYA Corp.	35,550	953,422
	Intel Corp.	36,600	710,040
	Murata Manufacturing Co., Ltd.	9,200	505,629
	Texas Instruments, Inc.	28,200	634,500
			4,039,638
	Materials 5.1%
	Anglo American PLC (b)	10,500	380,983
	Holcim, Ltd. (b)	9,000	619,670
	Newmont Mining Corp.	14,600	625,756
	Yara International A.S.A.	10,750	446,252
			2,072,661
	Telecommunication Services 2.4%
	BCE, Inc.	10,250	263,937
	Vodafone Group PLC, Sponsored ADR (a)	32,800	703,888
			967,825
	Utilities 3.5%
	Energias de Portugal S.A.	135,900	537,706
	GDF Suez S.A.	8,976	340,339
	Suez Environnement S.A.	22,637	514,292
			1,392,337

	Total Common Stocks (Cost $36,142,188)		39,712,991

		Principal Amount	Value
	Short-Term Investment 3.4%
	Repurchase Agreement 3.4%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $1,363,864 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $1,395,000 and a Market Value of $1,394,582)	$1,363,863	1,363,863

	Total Short-Term Investment (Cost $1,363,863)		1,363,863

	Total Investments (Cost $37,506,051) (c)	101.6%	41,076,854

	Other Assets, Less Liabilities	(1.6)	(656,906)
	Net Assets	100.0%	$40,419,948

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2010, cost is $38,631,444 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,722,995
Gross unrealized depreciation	(2,277,585)
Net unrealized appreciation	$2,445,410

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$21,979,246	$17,733,745	$—	$39,712,991
Short-Term Investment
Repurchase Agreement	—	1,363,863	—	1,363,863
Total Investments in Securities	$21,979,246	$19,097,608	$—	$41,076,854

(a) For detailed industry descriptions, see the Portfolio of Investments.

(b) Level 2 assets represent the following international equities: Sanofi-Aventis, KOMATSU, Ltd., JS Group Corp., UBS A.G., ABB, Ltd., Holcim, Ltd., TUI Travel PLC, British Sky Broadcasting Group PLC, Energias de Portugal S.A., Bayer A.G., TNT N.V., Daimler A.G., Siemens A.G., Hutchison Whampoa, Ltd., Mitsubishi Corp., GDF Suez S.A., Vallourec S.A., InterContinental Hotels Group PLC, Sime Darby Berhad, Suez Environnement S.A., Standard Chartered PLC, Banco Santander S.A., China Communications Construction Co., Ltd. Class H, Pernod-Ricard S.A., Murata Manufacturing Co., Ltd., Societe Generale, HOYA Corp., Sumitomo Mitsui Financial Group, Inc., Mitsubishi Estate Co., Ltd., Yara International A.S.A. and Anglo American PLC.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund
As of January 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost			Value
Japanese Yen	JPY	1	USD	—	(a)	USD	—	(a)
Pound Sterling	GBP	1		1			1
Total			USD	1		USD	1

(a) Less than a dollar.

MainStay ICAP International Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.3%†
	Consumer Discretionary 13.6%
	British Sky Broadcasting Group PLC	2,533,950	$21,448,175
¤	Daimler A.G.	576,450	26,564,520
	InterContinental Hotels Group PLC	890,383	12,723,316
¤	Toyota Motor Corp., Sponsored ADR (a)	354,700	27,311,900
	TUI Travel PLC	2,129,000	8,821,084
			96,868,995
	Consumer Staples 2.4%
	Pernod-Ricard S.A.	214,094	17,273,670

	Energy 3.7%
¤	BP PLC, Sponsored ADR (a)	472,100	26,494,252

	Financials 17.1%
	Banco Santander S.A.	1,285,525	18,112,337
	Credit Suisse Group A.G., Sponsored ADR (a)	470,150	20,301,077
	Mitsubishi Estate Co., Ltd.	918,800	14,925,347
	Societe Generale	344,166	19,995,550
¤	Standard Chartered PLC	1,050,250	24,009,806
	Sumitomo Mitsui Financial Group, Inc.	437,650	14,141,797
	UBS A.G. (b)	781,400	10,150,916
			121,636,830
	Health Care 10.2%
	Bayer A.G.	320,400	21,826,819
	Roche Holding A.G., Sponsored ADR (a)	502,350	21,073,583
¤	Sanofi-Aventis	400,600	29,554,307
			72,454,709
	Industrials 24.1%
	ABB, Ltd. (b)	523,900	9,475,345
	China Communications Construction Co., Ltd. Class H	7,456,900	6,900,190
¤	Hutchison Whampoa, Ltd.	3,525,900	23,977,651
	JS Group Corp.	451,100	7,957,132
	KOMATSU, Ltd.	613,250	12,272,851
¤	Mitsubishi Corp.	1,109,900	26,683,331
¤	Siemens A.G.	299,300	26,819,403
	Sime Darby Berhad	4,237,800	10,571,450
¤	TNT N.V.	884,021	25,264,868
	Vallourec S.A.	122,248	21,088,107
			171,010,328
	Information Technology 6.2%
¤	HOYA Corp.	1,025,950	27,515,156
	Murata Manufacturing Co., Ltd.	304,200	16,718,729
			44,233,885
	Materials 8.9%
	Anglo American PLC (b)	371,150	13,466,859
	Barrick Gold Corp.	483,350	16,830,247
	Holcim, Ltd. (b)	286,900	19,753,689
	Yara International A.S.A.	320,250	13,294,152
			63,344,947
	Telecommunication Services 4.4%
	BCE, Inc.	411,850	10,605,137
	Vodafone Group PLC, Sponsored ADR (a)	942,750	20,231,415
			30,836,552
	Utilities 6.7%
	Energias de Portugal S.A.	5,121,750	20,264,857
	GDF Suez S.A.	316,150	11,987,322
	Suez Environnement S.A.	680,450	15,459,209
			47,711,388
	Total Common Stocks (Cost $655,774,462)		691,865,556

		Principal Amount	Value
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $22,249,512 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $22,700,00 and a Market Value of $22,697,730)	$22,249,494	22,249,494

	Total Short-Term Investment (Cost $22,249,494)		22,249,494

	Total Investments (Cost $678,023,956) (c)	100.4%	714,115,050

	Other Assets, Less Liabilities	(0.4)	(2,921,914)
	Net Assets	100.0%	$711,193,136

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2010, cost is $707,655,845 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$61,405,091
Gross unrealized depreciation	(54,945,886)
Net unrealized appreciation	$6,459,205

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$142,847,611	$549,017,945	$—	$691,865,556
Short-Term Investment
Repurchase Agreement	—	22,249,494	—	22,249,494
Total Investments in Securities	$142,847,611	$571,267,439	$—	$714,115,050

(a)  For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2010, the Fund held the following foreign currency:
		Currency		Cost			Value
Japanese Yen	JPY	4	USD	—	(a)	USD	— (a)

(a)  Less than one dollar.

MainStay ICAP Select Equity Fund

Portfolio of Investments  January 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.2%†
	Consumer Discretionary 10.1%
	Johnson Controls, Inc.	2,345,390	$65,272,204
¤	Lowe's Cos., Inc.	4,439,980	96,125,567
	Viacom, Inc. Class B (a)	2,704,552	78,810,645
			240,208,416
	Consumer Staples 5.4%
¤	PepsiCo, Inc.	2,153,747	128,406,396

	Energy 10.5%
	Halliburton Co.	2,773,235	81,006,194
	Marathon Oil Corp.	2,598,128	77,450,196
¤	Occidental Petroleum Corp.	1,186,171	92,924,636
			251,381,026
	Financials 20.1%
	Aflac, Inc.	946,300	45,829,309
	Aon Corp.	1,296,400	50,429,960
	BB&T Corp.	2,166,150	60,370,600
	Capital One Financial Corp.	1,389,629	51,221,725
	JPMorgan Chase & Co.	1,994,499	77,665,791
¤	U.S. Bancorp	3,980,250	99,824,670
¤	Wells Fargo & Co.	3,259,578	92,669,803
			478,011,858
	Health Care 17.0%
	Covidien PLC	1,333,440	67,418,726
¤	Merck & Co., Inc.	2,749,330	104,969,419
¤	Pfizer, Inc.	7,272,960	135,713,434
¤	Sanofi-Aventis, Sponsored ADR (b)	2,638,300	97,115,823
			405,217,402
	Industrials 14.0%
	Caterpillar, Inc.	1,631,853	85,248,001
	CSX Corp.	1,884,340	80,762,812
	Cummins, Inc.	996,512	45,002,482
¤	Honeywell International, Inc.	2,509,876	96,981,609
	Textron, Inc.	1,263,200	24,670,296
			332,665,200
	Information Technology 14.1%
	Accenture PLC Class A	902,850	37,007,822
	Corning, Inc.	2,588,600	46,801,888
	Hewlett-Packard Co.	1,530,287	72,030,609
	Intel Corp.	4,464,840	86,617,896
¤	Texas Instruments, Inc.	4,141,720	93,188,700
			335,646,915
	Materials 3.3%
	Newmont Mining Corp.	1,822,340	78,105,492

	Telecommunication Services 2.7%
	Vodafone Group PLC, Sponsored ADR (b)	2,979,550	63,941,143

	Total Common Stocks (Cost $2,047,728,348)		2,313,583,848

		Principal Amount	Value
	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $67,290,255 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $68,660,000 and a Market Value of $68,639,402)	$67,290,199	67,290,199

	Total Short-Term Investment (Cost $67,290,199)		67,290,199

	Total Investments (Cost $2,115,018,547) (c)	100.0%	2,380,874,047

	Other Assets, Less Liabilities	0.0 ‡	575,243
	Net Assets	100.0%	$2,381,449,290

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2010, cost is $2,171,052,125 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$315,110,206
Gross unrealized depreciation	(105,288,284)
Net unrealized appreciation	$209,821,922

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,313,583,848	$—	$—	$2,313,583,848
Short-Term Investment
Repurchase Agreement	—	67,290,199	—	67,290,199
Total Investments in Securities	$2,313,583,848	$67,290,199	$—	$2,380,874,047

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

ICAP Funds, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2010 unaudited

SECURITIES VALUATION.

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the significant accounting policies described below.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m Eastern time) on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their net asset values ("NAVs") at the close of the New York Stock Exchange on the valuation date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("short-term investments) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2010, the Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which each Fund's NAV is calculated.  These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets.  Should the Manager or Subadvisor, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events.  Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with each Fund's policies and procedures. At January 31, 2010, foreign securities held by the funds were fair valued.

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a frame work that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes."Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended January 31, 2010, there have been no changes to the fair value methodologies.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and(2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2010